Dividends (Details Narrative) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Aug. 28, 2025 $ / shares
Dividends
Ordinary share per value			$ 0.005
Share price			$ 1.00
Dividend paid | $	$ 4.3
Dividend payable | ¥		¥ 0